Infrastructure Capital Equity Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 104.5%	Shares	Value
Aerospace & Defense - 0.1%
Lockheed Martin Corp.	14	$9,213
RTX Corp.	224	45,387
		54,600

Banks - 10.6%
Citizens Financial Group, Inc. (a)(b)	71,242	4,288,056
Fifth Third Bancorp (b)(c)	20,752	1,026,602
M&T Bank Corp. (b)(c)	6,334	1,374,351
Truist Financial Corp.	354	17,456
U.S. Bancorp (b)(c)	26,193	1,431,709
Zions Bancorp NA	34,089	1,952,618
		10,090,792

Beverages - 3.5%
Celsius Holdings, Inc. (d)	10,270	550,575
Coca-Cola Co. (a)	13,020	1,061,911
PepsiCo, Inc. (b)	9,914	1,682,802
		3,295,288
Broadline Retail - 5.4%
Amazon.com, Inc. (a)(b)(d)	24,595	5,164,950

Capital Markets - 8.5%
Blackstone, Inc. (b)	10,488	1,189,024
Goldman Sachs Group, Inc. (a)	3,783	3,251,753
KKR & Co., Inc. (b)	31,032	2,720,886
TPG, Inc. (b)	20,321	882,338
		8,044,001

Communications Equipment - 0.4%
Cisco Systems, Inc.	4,868	386,811

Diversified REITs - 5.0%
Global Net Lease, Inc. (b)	509,484	4,799,339

Diversified Telecommunication Services - 1.7%
AT&T, Inc. (c)	15,518	434,659
Verizon Communications, Inc. (a)	23,742	1,190,424
		1,625,083

Electric Utilities - 10.7%
Alliant Energy Corp. (b)(c)	17,492	1,265,371
Edison International (a)(b)(c)	31,838	2,379,572
NextEra Energy, Inc. (b)(c)	39,880	3,739,548
Southern Co. (a)(c)	7,305	711,361
Xcel Energy, Inc. (b)(c)	25,438	2,120,512
		10,216,364

Financial Services - 3.3%
Apollo Global Management, Inc. (b)	29,938	3,131,515

Food Products - 1.5%
Kraft Heinz Co. (a)(b)(c)	56,230	1,383,820

Gas Utilities - 0.7%
Northwest Natural Holding Co. (a)(c)	13,395	710,471

Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp. (a)(b)(c)	4,844	1,652,095

Household Durables - 9.1%
DR Horton, Inc.	5,111	$819,754
Lennar Corp. - Class A	32,881	3,760,271
Toll Brothers, Inc.	25,809	4,058,207
		8,638,232

Independent Power and Renewable Electricity Producers - 2.4%
Vistra Corp. (b)(c)	13,107	2,279,176

Industrial REITs - 1.5%
Rexford Industrial Realty, Inc. (a)(b)(c)	37,999	1,423,823

Insurance - 0.5%
Brighthouse Financial, Inc. (d)	8,408	504,312

Interactive Media & Services - 2.6%
Meta Platforms, Inc. - Class A (a)(b)(c)	3,815	2,472,807

IT Services - 0.0% (e)
International Business Machines Corp.	20	4,804

Metals & Mining - 3.7%
Freeport-McMoRan, Inc. (a)(b)	51,184	3,484,607

Office REITs - 3.3%
BXP, Inc. (a)(c)	28,258	1,627,096
Kilroy Realty Corp. (b)	49,114	1,464,579
		3,091,675

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	985	183,959
Coterra Energy, Inc. (b)	37,334	1,142,047
Exxon Mobil Corporation	1,438	219,295
MPLX LP (b)(c)	34,190	2,015,158
		3,560,459

Personal Care Products - 2.4%
Kenvue, Inc. (b)	117,319	2,243,139

Pharmaceuticals - 3.1%
Johnson & Johnson	798	198,247
Merck & Co., Inc. (b)	21,977	2,721,192
		2,919,439

Retail REITs - 1.5%
Realty Income Corp. (b)(c)	21,147	1,416,849

Semiconductors & Semiconductor Equipment - 9.0%
Broadcom, Inc. (a)(b)	4,611	1,473,445
First Solar, Inc. (a)(d)	2,531	499,113
Marvell Technology, Inc. (a)(b)	50,895	4,157,613
NVIDIA Corp. (a)	13,720	2,431,047
		8,561,218

Software - 1.9%
Microsoft Corp. (a)	4,719	1,853,340

Specialized REITs - 2.8%
Crown Castle, Inc. (a)(b)(c)	10,721	959,958
Digital Realty Trust, Inc. (b)	4,569	809,627
Safehold, Inc. (b)(c)	57,833	933,425
		2,703,010

Tobacco - 3.9%
Philip Morris International, Inc. (a)(b)	19,987	3,734,171
TOTAL COMMON STOCKS (Cost $96,613,945)		99,446,190

PREFERRED STOCKS – 8.4%	Shares	Value
Consumer Finance - 0.3%
SLM Corp., Series B, 5.68% (3 mo. Term SOFR + 1.96%), Perpetual Maturity (c)	4,379	$326,761

Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity (b)(c)	38,355	852,248

Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity (c)	47,839	935,252

Financial Services - 0.3%
Merchants Bancorp/IN, 7.63%, Perpetual Maturity	12,282	302,137

Hotel & Resort REITs - 1.2%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity (b)(c)	43,433	1,105,370

Insurance - 1.2%
Brighthouse Financial, Inc.	–	$–
Series A, 6.60%, Perpetual Maturity (b)	34,690	582,445
Series B, 6.75%, Perpetual Maturity (d)	33,810	577,137
		1,159,582

Mortgage REITs – 3.5%
Adamas Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity (b)(c)(f)	80,106	1,824,815
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity (c)(f)	8,209	206,456
Rithm Capital Corp., Series E, 8.75%, Perpetual Maturity (b)	53,068	1,311,841
		3,343,112
TOTAL PREFERRED STOCKS (Cost $7,759,142)		8,024,462

BABY BONDS(g) – 5.5%	Shares	Value
Financial Services - 1.2%
Corebridge Financial, Inc., 6.38%, 12/15/2064 (b)(c)	48,578	1,143,526

Health Care REITs - 0.7%
Diversified Healthcare Trust, 5.63%, 08/01/2042 (b)(c)	38,926	652,400

Mortgage REITs – 3.6%
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity (b)	38,842	1,000,182
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	2,136	54,211
Redwood Trust, Inc.	–	$–
9.00%, 09/01/2029 (b)(c)	64,752	1,624,628
9.13%, 03/01/2030 (b)	28,706	707,316
		3,386,337
TOTAL BABY BONDS (Cost $5,213,505)		5,182,263

CONVERTIBLE PREFERRED STOCKS - 2.6%	Shares	Value
Capital Markets - 1.5%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)	36,687	1,456,107

Electric Utilities - 0.7%
PG&E Corp., Series A, 6.00%, 12/01/2027 (b)	15,424	699,170

Financial Services - 0.3%
Apollo Global Management, Inc., 6.75%, 07/31/2026	4,566	255,970

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	1,360	80,240
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,841,716)		2,491,487

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds – 1.7%
First American Government Obligations Fund - Class X, 3.60% (h)	826,874	$826,874
First American Treasury Obligations Fund - Class X, 3.60% (h)	826,874	826,874
TOTAL SHORT-TERM INVESTMENTS (Cost $1,653,748)		1,653,748

TOTAL INVESTMENTS - 122.7% (Cost $114,082,056)	116,798,150
Liabilities in Excess of Other Assets - (22.7)%	(21,619,225)
TOTAL NET ASSETS - 100.0%	$95,178,925

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury
LP - Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of February 28, 2026 was $46,147,748.
(c)	All or a portion of this security has been committed as collateral for open written options. The total value of assets committed as collateral as of February 28, 2026 was $8,262,106.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	This security has a fixed-to-variable rate feature.
(g)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Infrastructure Capital Equity Income ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS(b) - (0.5)%	Notional Amount	Contracts(a)	Value
Written Call Options - (0.5)%
Alexandria Real Estate Equities, Inc.
Expiration: 04/17/2026; Exercise Price: $65.00	$(54,040)	(10)	$(410)
Amazon.com, Inc.
Expiration: 03/06/2026; Exercise Price: $225.00	(420,000)	(20)	(480)
Expiration: 03/13/2026; Exercise Price: $225.00	(1,050,000)	(50)	(4,100)
Expiration: 03/20/2026; Exercise Price: $225.00	(1,050,000)	(50)	(7,750)
Expiration: 03/20/2026; Exercise Price: $230.00	(1,050,000)	(50)	(4,300)
Expiration: 03/27/2026; Exercise Price: $235.00	(420,000)	(20)	(1,720)
Broadcom, Inc.
Expiration: 03/20/2026; Exercise Price: $500.00	(319,550)	(10)	(80)
Expiration: 03/20/2026; Exercise Price: $530.00	(319,550)	(10)	(200)
Expiration: 03/20/2026; Exercise Price: $560.00	(319,550)	(10)	(60)
Expiration: 04/17/2026; Exercise Price: $540.00	(319,550)	(10)	(180)
Expiration: 05/15/2026; Exercise Price: $560.00	(319,550)	(10)	(430)
Expiration: 06/18/2026; Exercise Price: $540.00	(639,100)	(20)	(3,720)
BXP, Inc.
Expiration: 03/20/2026; Exercise Price: $65.00	(575,800)	(100)	(3,000)
Citizens Financial Group, Inc.
Expiration: 03/20/2026; Exercise Price: $70.00	(601,900)	(100)	(4,000)
Coca-Cola Co.
Expiration: 03/20/2026; Exercise Price: $75.00	(81,560)	(10)	(6,620)
Expiration: 05/15/2026; Exercise Price: $75.00	(407,800)	(50)	(37,000)
Expiration: 06/18/2026; Exercise Price: $75.00	(407,800)	(50)	(39,850)
Expiration: 06/18/2026; Exercise Price: $77.50	(81,560)	(10)	(6,000)
Crown Castle, Inc.
Expiration: 04/17/2026; Exercise Price: $90.00	(358,160)	(40)	(13,120)
Expiration: 06/18/2026; Exercise Price: $92.50	(268,620)	(30)	(11,250)
Expiration: 07/17/2026; Exercise Price: $95.00	(716,320)	(80)	(27,800)
Expiration: 09/18/2026; Exercise Price: $97.50	(268,620)	(30)	$(11,100)
Edison International
Expiration: 04/17/2026; Exercise Price: $67.50	(373,700)	(50)	(40,000)
First Solar, Inc.
Expiration: 03/06/2026; Exercise Price: $235.00	(197,200)	(10)	(160)
Expiration: 03/13/2026; Exercise Price: $240.00	(197,200)	(10)	(365)
Expiration: 03/20/2026; Exercise Price: $250.00	(197,200)	(10)	(340)
Expiration: 03/20/2026; Exercise Price: $290.00	(236,640)	(12)	(48)
Expiration: 03/20/2026; Exercise Price: $300.00	(236,640)	(12)	(96)
Expiration: 03/27/2026; Exercise Price: $250.00	(394,400)	(20)	(2,430)
Expiration: 04/02/2026; Exercise Price: $255.00	(197,200)	(10)	(1,020)
Expiration: 04/10/2026; Exercise Price: $260.00	(591,600)	(30)	(5,205)
Freeport-McMoRan, Inc.
Expiration: 03/20/2026; Exercise Price: $60.00	(340,400)	(50)	(42,750)
Expiration: 03/27/2026; Exercise Price: $70.00	(68,080)	(10)	(3,000)
Expiration: 04/02/2026; Exercise Price: $71.00	(68,080)	(10)	(3,150)
Goldman Sachs Group, Inc.
Expiration: 03/06/2026; Exercise Price: $995.00	(859,570)	(10)	(170)
Expiration: 03/06/2026; Exercise Price: $1,000.00	(1,719,140)	(20)	(200)
Expiration: 03/13/2026; Exercise Price: $1,000.00	(859,570)	(10)	(460)
Expiration: 03/20/2026; Exercise Price: $1,000.00	(859,570)	(10)	(1,300)
Expiration: 03/27/2026; Exercise Price: $1,020.00	(1,719,140)	(20)	(6,700)
Kraft Heinz Co.
Expiration: 03/06/2026; Exercise Price: $25.50	(98,440)	(40)	(200)
Expiration: 03/20/2026; Exercise Price: $27.50	(246,100)	(100)	(400)
Expiration: 06/18/2026; Exercise Price: $30.00	(344,540)	(140)	(2,520)
Expiration: 06/18/2026; Exercise Price: $32.50	(49,220)	(20)	(180)
Expiration: 09/18/2026; Exercise Price: $30.00	(123,050)	(50)	(2,150)
Expiration: 12/18/2026; Exercise Price: $30.00	(49,220)	(20)	(1,360)
Marvell Technology, Inc.
Expiration: 03/06/2026; Exercise Price: $100.00	(245,070)	(30)	(1,050)
Expiration: 03/20/2026; Exercise Price: $120.00	(81,690)	(10)	(180)
Expiration: 04/17/2026; Exercise Price: $120.00	(81,690)	(10)	(560)
Expiration: 05/15/2026; Exercise Price: $120.00	(81,690)	(10)	(1,200)
Expiration: 06/18/2026; Exercise Price: $120.00	(163,380)	(20)	(4,800)
McDonald's Corp.
Expiration: 03/06/2026; Exercise Price: $347.50	(511,590)	(15)	(975)
Expiration: 03/20/2026; Exercise Price: $330.00	(341,060)	(10)	(12,100)
Expiration: 04/17/2026; Exercise Price: $340.00	(341,060)	(10)	(8,850)
Expiration: 05/15/2026; Exercise Price: $350.00	(341,060)	(10)	(8,000)
Meta Platforms, Inc.
Expiration: 03/06/2026; Exercise Price: $750.00	(2,592,720)	(40)	(160)
Expiration: 03/06/2026; Exercise Price: $800.00	(1,944,540)	(30)	(60)
Expiration: 03/13/2026; Exercise Price: $750.00	(2,592,720)	(40)	(720)
Expiration: 03/13/2026; Exercise Price: $800.00	(2,592,720)	(40)	(320)
Expiration: 03/20/2026; Exercise Price: $750.00	(2,592,720)	(40)	(2,200)
Expiration: 03/27/2026; Exercise Price: $750.00	(1,296,360)	(20)	(1,500)
Expiration: 04/02/2026; Exercise Price: $750.00	(1,944,540)	(30)	(4,380)
Microsoft Corp.
Expiration: 03/06/2026; Exercise Price: $415.00	(392,740)	(10)	(550)
Expiration: 03/06/2026; Exercise Price: $460.00	(785,480)	(20)	(80)
Expiration: 03/13/2026; Exercise Price: $465.00	(785,480)	(20)	(200)
Expiration: 03/20/2026; Exercise Price: $465.00	(392,740)	(10)	(260)
Expiration: 03/27/2026; Exercise Price: $465.00	(392,740)	(10)	(370)
Expiration: 04/02/2026; Exercise Price: $465.00	(1,178,220)	(30)	(1,650)
Expiration: 04/17/2026; Exercise Price: $470.00	(392,740)	(10)	(970)
Expiration: 05/15/2026; Exercise Price: $480.00	(392,740)	(10)	(2,860)
Northwest Natural Holding Co.
Expiration: 03/20/2026; Exercise Price: $45.00	(689,520)	(130)	(107,250)
NVIDIA Corp.
Expiration: 03/09/2026; Exercise Price: $205.00	(708,760)	(40)	(720)
Expiration: 03/11/2026; Exercise Price: $205.00	(885,950)	(50)	(1,250)
Expiration: 03/13/2026; Exercise Price: $212.50	(708,760)	(40)	(720)
Expiration: 03/20/2026; Exercise Price: $220.00	(708,760)	(40)	$(1,360)
Philip Morris International, Inc.
Expiration: 03/06/2026; Exercise Price: $195.00	(934,150)	(50)	(2,000)
Rexford Industrial Realty, Inc.
Expiration: 04/17/2026; Exercise Price: $45.00	(449,640)	(120)	(900)
Southern Co.
Expiration: 03/20/2026; Exercise Price: $92.50	(681,660)	(70)	(40,110)
Verizon Communications, Inc.
Expiration: 03/20/2026; Exercise Price: $52.50	(501,400)	(100)	(2,700)
Total Written Call Options			(508,379)

Written Put Options - (0.0)% (c)
Caterpillar, Inc.
Expiration: 03/06/2026; Exercise Price: $685.00	(742,830)	(10)	(2,000)
Coca-Cola Co.
Expiration: 03/06/2026; Exercise Price: $75.00	(407,800)	(50)	(300)
Expiration: 03/13/2026; Exercise Price: $75.00	(244,680)	(30)	(450)
Freeport-McMoRan, Inc.
Expiration: 03/06/2026; Exercise Price: $62.00	(68,080)	(10)	(310)
Expiration: 03/13/2026; Exercise Price: $62.00	(68,080)	(10)	(740)
Total Written Put Options			(3,800)
TOTAL WRITTEN OPTIONS (Premiums received $304,267)			$(512,179)

(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Infrastructure Capital Equity Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$99,446,190	$–	$–	$99,446,190
Preferred Stocks	8,024,462	–	–	8,024,462
Baby Bonds	5,182,263	–	–	5,182,263
Convertible Preferred Stocks	2,491,487	–	–	2,491,487
Money Market Funds	1,653,748	–	–	1,653,748
Total Investments	$116,798,150	$–	$–	$116,798,150

Liabilities:
Investments:
Written Options	$(307,934)	$(204,245)	$–	$(512,179)
Total Investments	$(307,934)	$(204,245)	$–	$(512,179)

As of the period ended February 28, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.